Tidal Trust V
234 West Florida Street, Suite 700
Milwaukee, WI 53204

October 6, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust V (the “Trust”) File Nos. 333-289817; 811-24116

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Europe AI Leaders ETF, Defiance Japan AI Leaders ETF, Defiance Taiwan AI Leaders ETF, Defiance Korea Robotics Top 10 ETF, Defiance Global Robotics Top 10 ETF, and Defiance Latin America Top 10 ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 2, 2026, and filed electronically as Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A on October 2, 2026.

If you have any questions or require further information, please contact Britny Hawk at (262) 276-0633 or bhawk@tidalfg.com.

Sincerely,

/s/ Britny Hawk

Britny Hawk
Counsel II
Tidal Investments LLC, on behalf of Tidal Trust V